Vanguard® Mega Cap Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.6%)
*	Linde plc	331,761	99,727
	Ecolab Inc.	162,965	35,051
	Freeport-McMoRan Inc.	463,246	19,790
	Newmont Corp.	253,858	18,653
			173,221
Consumer Discretionary (24.4%)
*	Amazon.com Inc.	271,597	875,376
*	Tesla Inc.	487,226	304,623
	Home Depot Inc.	683,120	217,854
*	Netflix Inc.	280,988	141,284
	McDonald's Corp.	473,031	110,637
	NIKE Inc. Class B	806,769	110,092
	Costco Wholesale Corp.	281,046	106,311
*	Walt Disney Co.	576,530	102,997
	Lowe's Cos. Inc.	463,802	90,363
	Starbucks Corp.	746,996	85,068
*	Booking Holdings Inc.	25,991	61,379
	TJX Cos. Inc.	723,791	48,885
	Activision Blizzard Inc.	491,561	47,804
	Estee Lauder Cos. Inc. Class A	138,507	42,455
*	Uber Technologies Inc.	704,745	35,822
	Dollar General Corp.	155,456	31,551
	Ross Stores Inc.	226,200	28,589
	Electronic Arts Inc.	182,523	26,088
*	O'Reilly Automotive Inc.	45,163	24,168
	Yum! Brands Inc.	190,362	22,838
*	Lululemon Athletica Inc.	37,744	12,196
*	Roblox Corp. Class A	128,708	12,069
*	Hilton Worldwide Holdings Inc.	88,043	11,029
*	AutoZone Inc.	7,259	10,211
*	Carvana Co. Class A	24,858	6,590
*	Airbnb Inc. Class A	36,144	5,075
[1]	Sirius XM Holdings Inc.	262,586	1,641
			2,572,995
Consumer Staples (1.0%)
	Colgate-Palmolive Co.	538,384	45,106
*	Monster Beverage Corp.	234,512	22,107
	Hershey Co.	93,011	16,096
	Brown-Forman Corp. Class B	197,238	15,850
	Brown-Forman Corp. Class A	25,903	1,943
			101,102

		Shares	Market Value ($000)
Financials (1.8%)
	S&P Global Inc.	152,771	57,972
	Intercontinental Exchange Inc.	356,391	40,229
	Aon plc Class A	143,418	36,338
	Moody's Corp.	100,944	33,852
*,1	Coinbase Global Inc. Class A	74,486	17,619
			186,010
Health Care (6.6%)
	Thermo Fisher Scientific Inc.	249,860	117,309
*	Intuitive Surgical Inc.	74,735	62,940
	Stryker Corp.	214,802	54,833
	Zoetis Inc.	301,512	53,271
	Danaher Corp.	203,321	52,079
	Bristol-Myers Squibb Co.	710,794	46,713
	Becton Dickinson and Co.	184,357	44,594
*	Boston Scientific Corp.	899,235	38,262
*	Edwards Lifesciences Corp.	396,259	38,001
*	Illumina Inc.	92,537	37,537
*	Moderna Inc.	200,998	37,187
*	Vertex Pharmaceuticals Inc.	164,897	34,403
*	Regeneron Pharmaceuticals Inc.	63,426	31,867
	Agilent Technologies Inc.	193,760	26,764
*	Align Technology Inc.	22,547	13,306
	Baxter International Inc.	160,261	13,161
			702,227
Industrials (12.9%)
	Visa Inc. Class A	1,076,190	244,618
	Mastercard Inc. Class A	562,536	202,839
*	PayPal Holdings Inc.	743,087	193,217
	Accenture plc Class A	419,508	118,368
*	Boeing Co.	369,918	91,377
	Fidelity National Information Services Inc.	394,088	58,711
*	Square Inc. Class A	247,374	55,046
	Automatic Data Processing Inc.	257,954	50,564
	United Parcel Service Inc. Class B	228,269	48,986
	Union Pacific Corp.	212,493	47,754
	Sherwin-Williams Co.	153,372	43,486
*	Fiserv Inc.	361,535	41,649
	General Electric Co.	2,784,894	39,156
	Global Payments Inc.	187,284	36,279
	L3Harris Technologies Inc.	133,277	29,062
	Lockheed Martin Corp.	75,496	28,855
	Paychex Inc.	205,921	20,827
	Rockwell Automation Inc.	36,847	9,717
			1,360,511
Real Estate (1.8%)
	American Tower Corp.	281,830	71,996
	Crown Castle International Corp.	273,682	51,863
	Equinix Inc.	56,602	41,700
	Public Storage	94,366	26,656
			192,215
Technology (49.2%)
	Microsoft Corp.	4,785,511	1,194,846
	Apple Inc.	9,586,705	1,194,599
*	Facebook Inc. Class A	1,526,250	501,724
*	Alphabet Inc. Class A	190,823	449,741
*	Alphabet Inc. Class C	176,679	426,072

		Shares	Market Value ($000)
	NVIDIA Corp.	373,124	242,449
*	Adobe Inc.	303,683	153,232
*	salesforce.com Inc.	553,225	131,723
	Broadcom Inc.	259,029	122,347
	Texas Instruments Inc.	583,938	110,843
	Applied Materials Inc.	582,270	80,429
	Intuit Inc.	165,036	72,466
*	Advanced Micro Devices Inc.	768,598	61,549
*	ServiceNow Inc.	124,385	58,944
	Lam Research Corp.	90,663	58,917
*	Snap Inc. Class A	715,996	44,478
*	Zoom Video Communications Inc. Class A	122,980	40,772
*	Autodesk Inc.	139,548	39,891
*	Twilio Inc. Class A	101,629	34,147
	Roper Technologies Inc.	66,565	29,955
*	Micron Technology Inc.	354,859	29,858
*	Workday Inc. Class A	116,749	26,703
	Analog Devices Inc.	116,852	19,234
	KLA Corp.	48,905	15,498
*	Twitter Inc.	240,841	13,969
*	Crowdstrike Holdings Inc. Class A	56,853	12,630
*	Pinterest Inc. Class A	169,076	11,041
*,1	VMware Inc. Class A	49,803	7,863
*	Snowflake Inc. Class A	24,116	5,740
*	DoorDash Inc. Class A	18,148	2,727
*	Palantir Technologies Inc. Class A	117,560	2,698
*,1	UiPath Inc. Class A	760	61
			5,197,146
Telecommunications (0.6%)
*	Charter Communications Inc. Class A	79,917	55,505
*	Roku Inc.	35,319	12,245
			67,750
Total Common Stocks (Cost $6,507,128)			10,553,177
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 0.055% (Cost $27,537)	275,372	27,537
Total Investments (100.1%) (Cost $6,534,665)			10,580,714
Other Assets and Liabilities—Net (-0.1%)			(13,457)
Net Assets (100%)			10,567,257
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,860,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $20,080,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2021	44	12,044	92
E-mini S&P 500 Index	June 2021	10	2,101	24
				116
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.